SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	€ 1,280	€ 983
Current assets	63,810	68,325
Trade receivables and other current assets	2,145	3,357
Current financial assets	9,869	6,775
Cash and cash equivalents	45,400		€ 84,500
Total Assets	65,090	69,308
EQUITY	21,645	24,547	€ 51,681	€ 68,154
NON-CURRENT LIABILITIES	966	2,008
Deferred Tax Liability		710
CURRENT LIABILITIES	42,479	42,753
Total EQUITY AND LIABILITIES	65,090	69,308
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	37	29
Current assets	34,767	31,665
Trade receivables and other current assets	13,530	13,460
Current financial assets	12,850	10,476
Cash and cash equivalents	8,387	7,729
Total Assets	34,804	31,694
EQUITY	29,196	19,883
NON-CURRENT LIABILITIES
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	5,608	11,811
Lease obligations
Provisions
Borrowings	1,510	306
Trade payables and other current liabilities	4,098	11,505
Total EQUITY AND LIABILITIES	34,804	31,694
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	83	70
Current assets	14,698	4,787
Trade receivables and other current assets	3,317	2,132
Current financial assets	1,893	1,995
Cash and cash equivalents	9,488	660
Total Assets	14,781	4,857
EQUITY	(52,803)	(47,067)
NON-CURRENT LIABILITIES
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	67,584	51,924
Lease obligations
Provisions
Borrowings	41,698	37,657
Trade payables and other current liabilities	25,886	14,267
Total EQUITY AND LIABILITIES	14,781	4,857
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	7	7
Current assets	3,597	5,133
Trade receivables and other current assets	786	3,261
Current financial assets	1,170	873
Cash and cash equivalents	1,641	999
Total Assets	3,604	5,140
EQUITY	(134)	(1,554)
NON-CURRENT LIABILITIES
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	3,738	6,694
Lease obligations
Provisions
Borrowings	786	68
Trade payables and other current liabilities	2,952	6,626
Total EQUITY AND LIABILITIES	3,604	5,140
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	41	38
Current assets	9,751	2,594
Trade receivables and other current assets	4,978	742
Current financial assets	623	696
Cash and cash equivalents	4,150	1,156
Total Assets	9,792	2,632
EQUITY	(5,787)	(6,057)
NON-CURRENT LIABILITIES
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	15,579	8,689
Lease obligations
Provisions
Borrowings	10,777	6,251
Trade payables and other current liabilities	4,802	2,438
Total EQUITY AND LIABILITIES	9,792	2,632
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	115,614	111,129
Current assets	199,482	180,924
Trade receivables and other current assets	40,574	33,814
Current financial assets	137,161	103,816
Cash and cash equivalents	21,747	43,294
Total Assets	315,092	292,053
EQUITY	165,941	169,899
NON-CURRENT LIABILITIES	966	2,008
Borrowings	966
Deferred Tax Liability
CURRENT LIABILITIES	148,189	120,146
Lease obligations
Provisions
Borrowings	120,263	99,986
Trade payables and other current liabilities	27,926	20,160
Total EQUITY AND LIABILITIES	315,096	292,053
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(114,502)	(110,290)
Current assets	(198,485)	(156,778)
Trade receivables and other current assets	(54,627)	(45,667)
Current financial assets	(143,828)	(111,081)
Cash and cash equivalents	(30)	(30)
Total Assets	(312,987)	(267,068)
EQUITY	(114,768)	(110,557)
NON-CURRENT LIABILITIES
Borrowings
Deferred Tax Liability
CURRENT LIABILITIES	(198,219)	(156,511)
Lease obligations
Provisions
Borrowings	(172,641)	(140,025)
Trade payables and other current liabilities	(25,578)	(16,486)
Total EQUITY AND LIABILITIES	(312,987)	(267,068)
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	1,280	983
Current assets	63,810	68,325
Trade receivables and other current assets	8,558	7,742
Current financial assets	9,869	6,775
Cash and cash equivalents	45,383	53,808
Total Assets	65,090	69,308
EQUITY	21,645	24,547
NON-CURRENT LIABILITIES	966	2,008
Borrowings	966
Deferred Tax Liability
CURRENT LIABILITIES	42,479	42,753
Lease obligations
Provisions
Borrowings	2,393	4,243
Trade payables and other current liabilities	40,086	38,510
Total EQUITY AND LIABILITIES	€ 65,090	€ 69,308